Related Party Transactions - Summary of Major Related Parties and Relationships with the Group (Details)	12 Months Ended
Dec. 31, 2020
Disclosure Of Transactions Between Related Parties [Line Items]
Name of related parties	Relationship with the Group
Tencent Group [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Name of related parties	The Company’s principal owner
ChinaLiterature [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Name of related parties	Tencent’s subsidiary